Accounts Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Accounts Receivables [Abstract]
Provisions	$ 261,301	$ 143,003	$ 37,591